Offerings - Offering: 1	Sep. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,062,689
Proposed Maximum Offering Price per Unit	1.1125
Maximum Aggregate Offering Price	$ 4,519,741.51
Fee Rate	0.01531%
Amount of Registration Fee	$ 691.97
Offering Note	This Registration Statement on Form S-8 relates to an additional 4,062,689 shares of the common stock, par value $0.01 per share (the "Common Stock") of U.S. Energy Corp. (the "Registrant" or the "Company") reserved for issuance pursuant to future awards under the 2022 Equity Incentive Plan (the "2022 Plan") of the Company. The Company previously filed a registration statement on Form S-8 (Registration No. 333-267267) with respect to shares issuable under the 2022 Plan. In accordance with Rule 416 under the Securities Act, this Registration Statement shall be deemed to cover an indeterminate number of additional shares that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalization or similar transactions. Proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and based upon the average of the high ($1.125) and low ($1.110) prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on September 8, 2025, which date is within five business days prior to filing this Registration Statement.